Capital Management - Summary of Company's Capital Structure (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Long-term debt payable within one year	CAD 500	CAD 552
Short-term notes payable	1,491	0
Less: cash and cash equivalents	89	100	CAD 565
Net Long-term debt payable within one year	1,902	452
Long-term debt	8,224	8,373
Preferred shares		323
Common shares	6,000	3,314
Retained earnings	3,759	4,249
Total stockholders equity excluding accumulated other comprehensive income	9,759	7,563
Total capital	CAD 19,885	CAD 16,711